[GRAPHIC OMITTED: ABN LOGO] ABN O AMRO Funds
[GRAPHIC OMITTED: GLOBE BACKGROUND]

         ANNUAL REPORT

         DECEMBER 31, 2000

         INSTITUTIONAL SHARE CLASS
         INSTITUTIONAL SERVICE SHARE CLASS

TABLE OF CONTENTS

Letter to Shareholders............................   2
Manager's Discussion and Analysis.................   3
Report of Independent Auditors ...................   4
Schedule of Investments ..........................   5
Statement of Assets and Liabilities ..............   7
Statement of Operations ..........................   8
Statement of Changes in Net Assets................   9
Financial Highlights .............................  10
Notes to Financial Statements ....................  11





INSTITUTIONAL MONEY MARKET FUNDS
  Institutional Prime Money Market Fund(US)
  Institutional Treasury Money Market Fund(US)*
  Institutional Government Money Market Fund(US)*

-------------------------------------------------------------------
NOT FDIC INSURED (BULLET) NO BANK GUARANTEE (BULLET) MAY LOSE VALUE
-------------------------------------------------------------------

-------------------------------------------------------------------
ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO
HOLDING N.V., THE ULTIMATE PARENT OF ABN AMRO ASSET
MANAGEMENT (USA) LLC, THE INVESTMENT ADVISOR TO THE
ABN AMRO FUNDS. ALL RIGHTS RESERVED. ABN AMRO
FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION
SERVICES (USA) INC. WHICH IS NOT AN ADVISOR AFFILIATE.
-------------------------------------------------------------------
      * As of the date of this annual report, these Funds had not yet commenced operations.

LETTER TO SHAREHOLDERS

Dear Shareholder:

Year 2000 featured one of the most turbulent equity markets, both at home and abroad, in a long time. Bonds returned to favor during the year, as did the real estate sector. And the ABN AMRO Fund Family, through its diverse offerings, provided some bright spots of note, including our ABN AMRO Institutional Prime Money Market Fund(US).

It was the economic picture that dimmed the market's strength in 2000. Retail sales began to weaken (at year-end they showed the smallest gain in five years, by some estimates). Manufacturing had been in decline, with producers of steel and automobiles struggling with falling profitability. It was also a year in which the Federal Reserve (the "Fed") aggressively tightened, raising the Federal Funds Rate 100 basis points in the first five months, over concerns that an economy with full employment and a strong economic growth rate would produce inflationary pressures. High oil prices contributed to the general malaise, ranging between $24 and $37 per barrel during the year. Overall, the economy still shows some strength. The job market is still very strong; unemployment is holding at around 4%, despite an increase in layoff announcements. Home sales are also proceeding well, thanks in part to much lower mortgage rates. With the drop in interest rates, and oil prices coming down under $30 per barrel, we believe that economic conditions will improve in the second half of the year, after a slow first quarter.

2000 was a great year for bonds and cash, as the fixed income markets soared. The Lehman Aggregate Bond Index posted an 11.63% for the year return compared to the declines in the S&P(R) 500 Index (-9.10%) and NASDAQ (-39.2%). Treasuries rallied, which can be attributed to the Treasury's buyback program and the rapid deceleration of economic activity in the third and fourth quarters of 2000.

The ABN AMRO Institutional Prime Money Market Fund(US) outpaced its institutional peer group, returning 6.32% (Institutional Share Class) for the year versus 6.04% for the iMoneyNet Taxable Institutional Average. The Fund had a difficult start, as a small asset base forced the manager to remain at the short end of the curve. As our institutional customer base migrated to the new Fund, and assets ballooned, the Fund's performance picked up and it finished the year with a strong second half.

ABN AMRO Asset Management (USA) LLC (the "Advisor"), the ABN AMRO Funds' investment Advisor, is pleased to inform you that ABN AMRO North America Holding Company, the Advisor's parent, recently acquired Alleghany Asset Management, Inc. ("Alleghany"). Alleghany has a number of subsidiaries that serve as the investment advisors to Alleghany Funds.

The Advisor is also  pleased to inform you that its  indirect  parent,  ABN AMRO
Bank N.V., has signed a definitive agreement to acquire Michigan National Corporation. Michigan National Corporation's primary subsidiary is Michigan National Bank, which serves as investment advisor to the Independence One Mutual Funds.

We are excited about these developments and will continue to strive to enhance shareholders' investment opportunities and services. We will keep you informed of future developments with Alleghany Funds and Independence One Mutual Funds.

The ABN AMRO Funds continue to offer a range of quality cash products to help you manage your liquidity needs through all types of markets. Thank you for your business.

Sincerely,

/S/  RANDALL C. HAMPTON

Randall C. Hampton
President
ABN AMRO Funds

Note: Past performance does not guarantee future results. Investment in the ABN AMRO Institutional Prime Money Market Fund(us) is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                                               DECEMBER 31, 2000

MANAGER'S DISCUSSION AND ANALYSIS

INSTITUTIONAL PRIME MONEY MARKET(US)

The performance of the Institutional Prime Money Market Fund(US) remained in the top quartiles of the Lipper rankings for all of 2000. The Fund went from second quartile to first as the year progressed. A barbelled structure was the most advantageous for the first half of the year. The Fund's weighted average maturity was targeted at the long end while the market exhibited a steep yield curve. As the curve flattened toward the second half of the year, the investment horizon was shortened.

The Fund utilized a variety of instruments within the portfolio. Certificates of deposits were used when making purchases out the curve to pick up yield as compared with bonds since the historical spreads between the two continued to widen. The Fund usually holds a high percentage of commercial paper ("CP").
Within the very high quality commercial paper market are issuers that are comprised of finance companies, industrials, banks and asset-backed receivables.

Credit spreads were extremely wide in 2000. Some very high quality commercial paper issuers found difficulty in issuing CP at market rates as the year was coming to an end. The spreads between A2/P2 rated and A1/P1 rated CP were at their historical widest.

In addition to rates and credit spreads, the Fund size was smaller in the first half of 2000, constraining investment purchases because of liquidity needs. By June, the yield curve was not as steep and rates were slightly lower than that of their peak levels. The Fund still benefited from maintaining a longer average maturity as the year-end approached.

Overall, we correctly analyzed the trend that interest rates would increase throughout 2000 and as noted, targeted a shorter weighted average maturity as mid-year approached. The yield curve steepened considerably, thereby offering a great opportunity to place investments out the curve as the market fully priced in many rate increases by the Fed. We continued to keep as long as possible given shareholder activity and weighted average maturity limits for the Fund. By year-end, the market had completely changed its opinion and began looking for much lower interest rates for 2001.

Looking forward, we will continue to search for the maximum yield pick-up given an imminent lower interest rate environment. Absolute yield is the highest in the overnight area since the yield curve is inverted. Since the yields of money market funds lag the market, when interest rates decline the average maturity and the yield of the Fund decline. We believe that the Federal Funds level will probably stay around the 5.50% for longer than the forward interest rate contracts suggest. We do not plan to place investments past three months at this point since the prices reflect much lower rates. Therefore, a short average maturity will probably be in effect even with our interest rate outlook simply from a relative value perspective. As the market becomes more fairly valued to where the targeted Federal Fund level is at, then we will be inclined to have a long weighted average maturity. As always we will remain cognizant of essential liquidity requirements.


--------------------------------------------------------------------------------
                                                            Lipper
           As of December 31, 2000               7-Day      Ranking     One-Year
                                                 Yield     for 2000      Return
--------------------------------------------------------------------------------
Institutional Prime Money Market Fund(US) -
Institutional Share Class                        6.46%  60 of 202 Funds   6.32%
Institutional Service Share Class                6.21%        N/A          N/A
--------------------------------------------------------------------------------
Lipper Institutional Money Market Funds Average   N/A         N/A         6.15%
--------------------------------------------------------------------------------


Past performance does not guarantee future results. Return figures reflect any expense reimbursements and fee waivers. Without reimbursements or waivers, Fund returns would have been lower. All indexes mentioned are unmanaged. It is not possible to invest directly in any index. This report must be preceded or accompanied by a current prospectus.

REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of ABN AMRO Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Institutional Prime Money Market Fund(US), (one of the funds comprising ABN AMRO Funds (the "Trust")), as of December 31, 2000, and the related statement of operations for the year then ended, statement of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Prime Money Market Fund(US) of the ABN AMRO Funds at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                               /S/ ERNST & YOUNG LLP

Boston, Massachusetts
February 15, 2001

                                                               DECEMBER 31, 2000

SCHEDULE OF INVESTMENTS

INSTITUTIONAL PRIME MONEY MARKET FUND(US)

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]
COMMERICIAL PAPER                                                   57.7%
CERTIFICATES OF DEPOSITS                                            27.6%
REPURCHASE AGREEMENT AND NET OTHER ASSETS AND LIABILITIES            7.5%
BANK NOTES                                                           3.9%
TIME DEPOSITS                                                        3.3%

                                              FACE       MARKET
DESCRIPTION                               AMOUNT (000) VALUE (000)
------------------------------------------------------------------

COMMERCIAL PAPER (A) - 57.7%
     Allstate
      6.620%, 01/10/01..................    $ 32,985   $ 32,931
     Associates First Capital
      6.520%, 01/29/01..................      30,000     29,848
      6.440%, 02/28/01..................      30,000     29,689
     Bear Stearns
      6.520%, 01/19/01..................      25,000     24,918
      6.530%, 01/29/01..................      25,000     24,873
     Blue Ridge Asset Funding
      6.720%, 01/11/01(B)...............      22,867     22,825
     Centric Capital
      6.420%, 02/15/01(B)...............      12,200     12,102
      6.400%, 02/20/01(B)...............      15,147     15,012
     CIT Group
      6.500%, 02/13/01..................      30,000     29,768
      6.510%, 02/13/01..................      25,000     24,805
     Falcon Asset Securitization
      6.420%, 02/27/01..................      30,000     29,695
     Ford Motor Credit
      6.530%, 01/25/01..................      30,000     29,870
      6.350%, 03/01/01..................      30,000     29,688
     General Electric Capital
      6.610%, 01/17/01..................      25,000     24,926
      6.520%, 02/01/01..................      20,000     19,887
     General Motors
      Acceptance Corporation
      6.550%, 01/23/01..................      50,000     49,800

                                              FACE       MARKET
DESCRIPTION                               AMOUNT (000) VALUE (000)
------------------------------------------------------------------

COMMERCIAL PAPER (continued)
     Goldman Sachs Group
      6.560%, 01/18/01..................    $ 25,000  $  24,922
      6.460%, 02/15/01..................      15,000     14,879
     Household Finance
      6.550%, 01/16/01..................      30,000     29,919
     International Lease Finance
      6.500%, 01/25/01..................      15,000     14,935
      6.490%, 02/08/01..................      26,000     25,822
      6.480%, 02/21/01..................      15,000     14,862
     Merrill Lynch
      6.580%, 01/30/01..................      30,000     29,841
     National Rural Utility
      6.480%, 02/15/01..................      15,000     14,878
     Receivable Capital
      6.600%, 01/25/01(B)...............      15,377     15,309
     Scripps E.W.
      6.250%, 04/20/01..................      15,000     14,716
     Sysco
      6.470%, 03/05/01..................      25,000     24,716
     Transamerica Finance
      6.480%, 01/29/01..................      30,050     29,899
      6.330%, 03/28/01..................      16,500     16,250
     Unifunding
      6.550%, 01/12/01..................      35,000     34,930
     Variable Funding Capital
      6.490%, 02/14/01(B)...............      50,000     49,603
     Verizon Network Funding
      6.630%, 01/25/01..................      15,000     14,934
      6.370%, 02/27/01..................      25,000     24,748
     Wells Fargo
      6.450%, 02/15/01..................      50,000     49,597
                                                      ---------

TOTAL COMMERCIAL PAPER
   (Cost $875,397)......................                875,397
                                                      ---------

CERTIFICATES OF DEPOSIT - 27.6%
     Bayerische Landesbank (NY)
      6.640%, 01/08/01..................      35,000     35,000
      6.690%, 01/29/01..................       6,000      6,000
      6.610%, 03/07/01..................       8,214      8,214
     Canadian Imperial Bank (NY)
      6.520%, 01/29/01..................      20,536     20,536
      6.720%, 02/12/01..................       8,214      8,214
      6.600%, 11/01/01..................      10,000      9,998
     Chase Manhattan USA
      6.720%, 01/31/01..................      25,000     25,000

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

                                             FACE         MARKET
DESCRIPTION                              AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (continued)
     Commerzbank (NY)
      6.640%, 03/07/01..................    $ 25,000   $   24,987
     Credit Suisse First Boston (NY)
      6.670%, 01/08/01..................      50,000       50,000
     Deutsche Bank (NY)
      6.980%, 07/16/01..................      25,000       25,000
     Harris Trust and Savings
      6.530%, 01/18/01..................      30,000       30,000
     National Westminster Bank (NY)
      6.855%, 08/31/01..................      20,000       20,010
     Rabobank Nederland (NY)
      6.710%, 03/16/01..................       9,857        9,857
      6.980%, 07/18/01..................      25,000       25,000
     Societe Generale (NY)
      6.560%, 01/18/01..................      20,536       20,537
     Toronto Dominion (NY)
      6.300%, 07/12/01..................      40,000       40,000
     UBS (NY)
      6.480%, 03/01/01..................      20,000       20,000
      7.080%, 06/22/01..................      20,000       19,996
     Unibank (NY)
      6.710%, 02/22/01..................      20,000       20,000
                                                       ----------

 TOTAL CERTIFICATES OF DEPOSIT
   (Cost $418,349)......................                  418,349
                                                       ----------

BANK NOTES - 3.9%
     Banc One Columbus
      6.310%, 06/18/01..................      30,000       30,000
     Bank of America
      6.700%, 04/09/01..................      30,000       30,000
                                                       ----------

TOTAL BANK NOTES
   (Cost $60,000).......................                   60,000
                                                       ----------

TIME DEPOSIT - 3.3%
     SunTrust Bank
      6.500%, 01/02/01..................      50,000       50,000
                                                       ----------

TOTAL TIME DEPOSIT
   (Cost $50,000).......................                   50,000
                                                       ----------

                                             FACE         MARKET
DESCRIPTION                              AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------
REPURCHASE AGREEMENTS - 7.3%
     J.P. Morgan
      6.330%, dated 12/29/00, matures
      01/02/01, repurchase price
      $4,845,306 (collateralized by
      U.S. Government Agency
      Instruments, total market value:
      $4,938,739).......................    $  4,842  $     4,842
     Morgan Stanley
      6.330%, dated 12/29/00, matures
      01/02/01, repurchase price
      $55,364,848 (collateralized b
      U.S. Government Agency
      Instruments, total market value:
      $56,432,670)......................      55,326       55,326
     Prudential Securities
      6.330%, dated 12/29/00, matures
      01/02/01, repurchase price
      $50,160,831 (collateralized by
      U.S. Government Agency
      Instruments, total market value:
      $51,132,633)......................      50,126       50,126
                                                       ----------

TOTAL REPURCHASE AGREEMENTS
   (Cost $110,294)......................                  110,294
                                                       ----------

TOTAL INVESTMENTS - 99.8%
   (Cost $1,514,040) ...................                1,514,040
                                                       ----------

NET OTHER ASSETS AND LIABILITIES - 0.2%                     2,963
                                                       ----------

TOTAL NET ASSETS - 100.0%  .............               $1,517,003
                                                       ==========
----------------------------------------------------------
(A)  Rate noted represents annualized discount yield at the time of purchase.
(B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At December 31, 2000, these securities amounted to $114,851,500 or 7.6% of net assets.
(NY) New York

-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 2000

STATEMENT OF ASSETS AND LIABILITIES (000)

December 31, 2000
                                                                INSTITUTIONAL
                                                                    PRIME
                                                                MONEY MARKET
                                                                  FUND(US)
--------------------------------------------------------------------------------
ASSETS:
   Investment securities at cost .............................   $1,403,746
   Repurchase agreements .....................................      110,294
                                                                 ----------
   Total investments at market value .........................    1,514,040
   Interest receivable .......................................       11,235
   Other assets ..............................................           39
                                                                 ----------
   Total assets ..............................................    1,525,314
                                                                 ----------
LIABILITIES:
   Distribution payable ......................................        7,893
   Payable due to custodian ..................................            1
   Advisory fee payable ......................................          130
   Administration fee payable ................................           65
   Trustees' fees payable ....................................            5
   Shareholders servicing fees (Note 3) ......................           15
   Accrued expenses and other payables .......................          202
                                                                 ----------
   Total liabilities .........................................        8,311
                                                                 ----------
NET ASSETS ...................................................   $1,517,003
                                                                 ==========
NET ASSETS CONSIST OF:
   Paid in capital ...........................................   $1,517,001
   Undistributed net investment income                                    2
                                                                 ----------
TOTAL NET ASSETS .............................................   $1,517,003
                                                                 ==========
SHARES OF BENEFICIAL INTEREST
   Institutional Share Class:
   Net Assets ................................................   $1,445,394
                                                                 ==========
   Shares of beneficial interest outstanding .................    1,445,394
                                                                 ==========
NET ASSET VALUE, OFFERING AND REDEMPTION - PRICE PER SHARE ...   $     1.00
                                                                 ==========
   Institutional Service Share Class:
   Net Assets ................................................   $   71,609
                                                                 ==========
   Shares of beneficial interest outstanding .................       71,609
                                                                 ==========
NET ASSET VALUE, OFFERING AND REDEMPTION - PRICE PER SHARE ...   $     1.00
                                                                 ==========




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the Year Ended December 31, 2000
                                                                INSTITUTIONAL
                                                                    PRIME
                                                                MONEY MARKET
                                                                  FUND(US)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest ..................................................   $   54,071
                                                                 ----------
   Total investment income ...................................       54,071
                                                                 ----------
EXPENSES:
   Investment advisory fees (Note 5) .........................          812
   Administration and fund accounting fees (Note 3) ..........          407
   Custody fees ..............................................           51
   Transfer agency fees ......................................           37
   Professional fees .........................................           63
   Registration and filing fees ..............................          142
   Printing fees .............................................           37
   Trustees' fees ............................................           17
   Shareholder servicing fees (Note 3) .......................           45
   Miscellaneous .............................................           68
                                                                 ----------
   Total expenses before waivers .............................        1,679
     Less: Administration fees waived (Note 3) ...............           (1)
                                                                 ----------
   Net expenses ..............................................        1,678
                                                                 ----------
NET INVESTMENT INCOME ........................................       52,393
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $   52,393
                                                                 ==========



    The accompanying notes are an integral part of the financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS (000)

For the Year Ended December 31, 2000 and for the Period Ended December 31, 1999

                                                                INSTITUTIONAL
                                                                    PRIME
                                                                MONEY MARKET
                                                                 FUND(US)(1)
--------------------------------------------------------------------------------
                                                               2000       1999
--------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income .................................  $    52,393  $    2
                                                            -----------  ------
   Net increase in net assets resulting from operations ..       52,393       2
                                                            -----------  ------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Institutional Share Class ...........................      (51,284)     (2)
     Institutional Service Share Class ...................       (1,109)    N/A
                                                            -----------  ------
       Total dividends distributed .......................      (52,393)     (2)
                                                            -----------  ------
 CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL SHARE CLASS:
     Proceeds from shares issued .........................    2,979,403   5,000
     Shares issued in lieu of cash distributions .........        2,677      --
     Cost of shares repurchased ..........................   (1,541,686)     --
                                                            -----------  ------
     Increase in net assets derived from Institutional
        Share Class transactions .........................    1,440,394   5,000
                                                            -----------  ------
   INSTITUTIONAL SERVICE SHARE CLASS:
     Proceeds from shares issued .........................      140,272     N/A
     Shares issued in lieu of cash distributions .........           --     N/A
     Cost of shares repurchased ..........................      (68,663)    N/A
                                                            -----------  ------
     Increase in net assets derived from Institutional
        Service Share Class transactions .................       71,609     N/A
                                                            -----------  ------
     Increase in net assets derived from capital
        share transactions ...............................    1,512,003   5,000
                                                            -----------  ------
     Net increase in net assets ..........................    1,512,003   5,000
 NET ASSETS INCLUDING LINE (A):
   Beginning of period ...................................        5,000      --
                                                            -----------  ------
   End of period .........................................  $ 1,517,003  $5,000
                                                            ===========  ======

   (A) Undistributed net investment income ...............  $         2  $   --
                                                            ===========  ======
 CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL SHARE CLASS:
     Shares issued .......................................    2,979,403   5,000
     Shares issued in lieu of cash distributions .........        2,677      --
     Shares repurchased ..................................   (1,541,686)     --
                                                            -----------  ------
       Total Institutional Share Class transactions ......    1,440,394   5,000
                                                            -----------  ------
   INSTITUTIONAL SERVICE SHARE CLASS:
     Shares issued .......................................      140,272     N/A
     Shares issued in lieu of cash distributions .........           --     N/A
     Shares repurchased ..................................      (68,663)    N/A
                                                            -----------  ------
       Total Institutional Service Share
         Class transactions ..............................       71,609     N/A
                                                            -----------  ------
       Increase in capital shares ........................    1,512,003   5,000
                                                            ===========  ======
--------------------------------------------------------------
(1)  Commenced operations on December 28, 1999.


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Year Ended December 31, 2000 and for the Period Ended December 31, 1999

                                                                            INSTITUTIONAL
                                                       INSTITUTIONAL        SERVICE SHARE
                                                        SHARE CLASS             CLASS
                                                   ---------------------    -------------
                                                       2000      1999(1)        2000(2)
-----------------------------------------------------------------------------------------
INSTITUTIONAL PRIME MONEY MARKET FUND(US)
-----------------------------------------------------------------------------------------

Net Asset Value beginning of period ...........    $      1.00   $  1.00    $        1.00
                                                   -----------   -------    -------------
Income from investment operations:
   Net investment income ......................           0.06      0.00(A)          0.03
                                                   -----------   -------    -------------
   Total from investment operations ...........           0.06      0.00             0.03
                                                   -----------   -------    -------------
Less Dividends:
   Dividends from net investment income .......          (0.06)     0.00(A)         (0.03)
                                                   -----------   -------    -------------
   Total dividends ............................          (0.06)     0.00            (0.03)
                                                   -----------   -------    -------------
Net Increase in Net Asset Value ...............           0.00      0.00             0.00
                                                   -----------   -------    -------------
Net Asset Value end of period .................    $      1.00   $  1.00    $        1.00
                                                   ===========   =======    =============

Total Return ..................................           6.32%     0.05%            3.20%

Ratios/Supplemental Data:
Net Assets End of Period (000) ................    $ 1,445,394   $ 5,000     $     71,609
Ratio to Average Net Assets
   Expenses including waivers .................           0.20%     0.20%            0.45%
   Net investment income including waivers ....           6.46%     4.40%            6.23%
   Expenses excluding waivers .................           0.20%     3.39%            0.45%
   Net investment income excluding waivers ....           6.46%     1.22%            6.23%

--------------------------------------------
(1) Commenced operations on December 28, 1999. All ratios except the total return forthe period have been annualized.
(2) Commenced operations on June 29, 2000. All ratios except the total return for the period have been annualized.
(A) Per share was less than $0.005.


    The accompanying notes are an integral part of the financial statements.

                                                              DECEMBER 31, 20000
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
ABN AMRO Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 18 funds: Treasury Money Market Fund(US), Government Money Market Fund(US), Money Market Fund(US), Tax-Exempt Money Market Fund(US) (collectively the "Money Market Funds"), Fixed Income Fund(US), Tax-Exempt Fixed Income Fund(US), Balanced Fund(US), (collectively the "Fixed Income Funds"), Value Fund(US), Growth Fund(US), International Equity Fund(US), Small Cap Fund(US), Real Estate Fund(US), Europe Equity Growth Fund(US), Asian Tigers Fund(US) and Latin America Equity Fund(US) (collectively the "Equity Funds")(all Funds collectively the "Funds"). The Trust also consists of Institutional Prime Money Market Fund(US), Institutional Treasury Money Market Fund(US) and Institutional Government Money Market Fund(US) (collectively the "Institutional Money Market Funds").
     Institutional Treasury Money Market Fund(US) and Institutional Government Money Market Fund(US) have not yet commenced operations as of December 31, 2000. Each prospectus describes each Fund's investment objective, policies and strategies. Common Shares and Investor Shares of the Money Market Funds, the Fixed Income Funds and the Equity Funds are offered through a separate prospectus and have a separate shareholder report which includes financial statements and financial highlights.
     The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Money Market Funds, the Fixed Income Funds and the Equity Funds offer two classes of shares: Common Shares and Investor Shares (available through banks, various brokerage firms and other financial intermediaries). The Institutional Money Market Funds of the Trust offer two classes of shares: Institutional Shares and Institutional Service Shares. The accompanying financial statements and financial highlights are those of the Institutional Prime Money Market Fund(US) (the "Fund").

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund.
     SECURITY VALUATION - Investment securities held by the Fund are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is accreted or amortized ratably to the maturity of the security and is included in interest income.
     FEDERAL INCOME TAXES - It is the Fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes are required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods.
     REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     NET ASSET VALUE PER SHARE - The net asset value per share of the Fund is calculated each business day. In general, it is computed by dividing the assets of the Fund less its liabilities, by the number of outstanding shares of the Fund.
     MATURITY DATES - Certain variable rate and floating rate securities of the Fund are subject to "maturity shortening" devices such as put or demand features. Under Rule 2a-7 of the 1940 Act, these securities are deemed to have maturities shorter than the ultimate maturity dates. Accordingly, the maturity dates reflected in the Schedule of Investments are the shorter of the effective put/demand date or the ultimate maturity date.
     CLASSES - Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are prorated to the Funds on the basis of relative net assets.
     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
     OTHER - Net investment income for the Fund is declared to shareholders daily and distributed monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts recorded under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

3. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust and ABN AMRO Fund Services, Inc. (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate 0.05% of the average daily net assets of the Fund. The Administrator voluntarily waived a portion of its fee for the period January 1, 2000 to April 30, 2000 until a lower fee structure was adopted in the May 1, 2000 Prospectus.
     PFPC Inc. provides certain administrative services and fund accounting pursuant to a sub-administration agreement with the Administrator.
     Effective September 1, 2000, ABN AMRO Distribution Services (USA) Inc. (the "Distributor") serves as the distributor of the Funds. The Trust has adopted a shareholder servicing plan for the Institutional Service Class under the 1940 Act. The Distributor is paid a fee of up to 0.25% of the average daily net assets of the Institutional Service Share Class of the Fund for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses. Prior to September 1, 2000, Provident Distributors, Inc. provided these distribution services to the Funds.

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also employees of the Administrator, Sub-Administrator, Legal Counsel and/or Advisor. Such officers are paid no fees by the Trust for serving in their roles as officers of the Trust.

5. INVESTMENT ADVISORY AGREEMENT

The Trust has entered into an investment advisory agreement with ABN AMRO Asset Management (USA) LLC, (the "Advisor"), under which the Advisor is entitled to an annual fee equal to 0.10% of the average daily net assets of the Fund.

6. LINE OF CREDIT

The Credit Agreement, dated August 14, 2000, provides the Funds with a revolving credit facility up to $50 million for one year utilizing The Chase Manhattan Bank. The facility is shared by the Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual commitment fee is 0.09% of the unused portion of the facility and the interest rate is equivalent to the Federal Funds Rate plus 0.45%. Borrowings must be repaid within 30 days.

                       This page intentionally left blank.

                [GRAPHIC OMITTED: ABN LOGO] ABN(BULLET)AMRO Funds
                                  -------------
                                  ANNUAL REPORT
                                  -------------
                                December 31, 2000

INSTITUTIONAL MONEY MARKET FUNDS
  Institutional Prime Money Market Fund(US)
  Institutional Treasury Money Market Fund(US)*
  Institutional Government Money Market Fund(US)*



INVESTMENT ADVISOR
  ABN AMRO ASSET MANAGEMENT (USA) LLC
  208 South LaSalle Street
  Fourth Floor
  Chicago, IL 60604-1003

ADMINISTRATOR
  ABN AMRO FUND SERVICES, INC.
  208 South LaSalle Street
  Fourth Floor
  Chicago, IL 60604-1003

DISTRIBUTOR
  ABN AMRO DISTRIBUTION SERVICES (USA) INC.
  3200 Horizon Drive
  King of Prussia, PA 19406

LEGAL COUNSEL
  MORGAN, LEWIS & BOCKIUS LLP
  1701 Market Street
  Philadelphia, PA 19103

INDEPENDENT AUDITORS
  ERNST & YOUNG LLP
  200 Clarendon Street
  Boston, MA  02116-5072

  -----------------------------------------------------------------------------
* As of the date of this annual report, these Funds had not yet commenced operations.

     FOR MORE INFORMATION, PLEASE CALL ABN AMRO FUNDS OR VISIT THE WEBSITE:
                                 1-800-814-3402
                            WWW.ABNAMROFUNDS-USA.COM


                   [GRAPHIC OMITTED: ABN LOGO] ABN(BULLET)AMRO

          THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
   FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS NAMED ABOVE. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS
                PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                                 ABN-F-012-01200